Cash Flow Information - Roll Forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 1,310.6	$ 1,549.8
Proceeds	1,185.2	363.8
Transaction costs		(2.1)
Repayments or payments	(826.9)	(684.5)
Non-cash changes
Foreign exchange	(7.6)	0.8
Additions and modifications	255.3	76.6
Other	(2.6)	6.2
Ending balance	1,914.0	1,310.6
Software financing obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3.4	15.7
Proceeds	0.0	0.0
Transaction costs		0.0
Repayments or payments	(16.8)	(13.0)
Non-cash changes
Foreign exchange	(0.2)	0.2
Additions and modifications	44.4	0.4
Other	0.2	0.1
Ending balance	31.0	3.4
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	629.8	688.9
Proceeds	3.0	2.8
Transaction costs		0.0
Repayments or payments	(131.4)	(129.3)
Non-cash changes
Foreign exchange	(2.8)	(1.6)
Additions and modifications	169.3	66.2
Other	1.0	2.8
Ending balance	668.9	629.8
Senior unsecured notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	299.5	0.0
Proceeds	0.0	300.0
Transaction costs		(2.1)
Repayments or payments	0.0	0.0
Non-cash changes
Foreign exchange	0.0	0.0
Additions and modifications	0.0	0.0
Other	(1.3)	1.6
Ending balance	298.2	299.5
Revolving credit facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	309.1	756.5
Proceeds	1,182.2	61.0
Transaction costs		0.0
Repayments or payments	(637.5)	(509.0)
Non-cash changes
Foreign exchange	(1.4)	0.0
Additions and modifications	0.0	0.0
Other	(1.2)	0.6
Ending balance	851.2	309.1
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	68.8	88.7
Proceeds	0.0	0.0
Transaction costs		0.0
Repayments or payments	(41.2)	(33.2)
Non-cash changes
Foreign exchange	(3.2)	2.2
Additions and modifications	41.6	10.0
Other	(1.3)	1.1
Ending balance	$ 64.7	$ 68.8